SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)					1 Months Ended		12 Months Ended
	Nov. 16, 2023	Nov. 07, 2023	May 04, 2023	Aug. 16, 2022	Nov. 30, 2023	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits							$ 3,083,000	$ 3,203,000	$ 3,106,000
Unrecognized tax benefits accrued for interest and penalties							$ 522,000	$ 449,000
Anti-dilutive securities attributable to warrants (in shares)							24,706,930	18,405,485
CONCORD ACQUISITION CORP III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Expense reimbursement receivable							$ 296,441	$ 0
Accretion of the discounts							0	$ 320,030
Federal depository insurance coverage							$ 250,000
Holders of number of shares who exercised their right to redeem shares							30,558,639
Redemption price per share		$ 10.70	$ 10.42
Aggregate redemption amount		$ 1,100,000	$ 317,000,000
Number of warrants issued							26,650,000
Aggregate amount							$ 6,900,000
Stock-based compensation expense							$ 0
Statutory tax rate							21.00%	21.00%
Unrecognized tax benefits							$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties								0
Inflation Reduction Act of 2022, federal excise tax rate				1.00%
Excise tax payable attributable to redemption of common stock							3,184,272	0
Aggregate of shares						999,665
Cash equivalents							0	0
Reimbursement of expenses							413,529	0
Offset reported expenses							709,970	$ 0
CONCORD ACQUISITION CORP III | Initial Public Offering | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount							$ 6,900,000
CONCORD ACQUISITION CORP III | Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants issued							9,400,000
CONCORD ACQUISITION CORP III | Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants issued							17,250,000
CONCORD ACQUISITION CORP III | Class A common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Holders of number of shares who exercised their right to redeem shares		98,573	30,460,066
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
CONCORD ACQUISITION CORP III | Class B common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
CONCORD ACQUISITION CORP III | Class B common stock | Sponsor | Non Redemption Agreements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Holders of number of shares who exercised their right to redeem shares						999,665
Aggregate of shares						999,665
Aggregate number of shares agreed to allocate by Sponsor					781,961
Estimated aggregate fair value of the shares					$ 6,096,756	$ 884,554
Estimated aggregate fair value of the shares (in dollars per share)					$ 7.80	$ 0.88